Debt Settlement at December 31, 2012 (Details) (USD $)	0 Months Ended	3 Months Ended			12 Months Ended						24 Months Ended	59 Months Ended
	Nov. 30, 2012	Dec. 30, 2012	Sep. 28, 2011	Sep. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 28, 2011	Dec. 29, 2011	Dec. 30, 2011	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2012	Sep. 30, 2011	Aug. 31, 2011	Jun. 30, 2011
Debt Settlement [Abstract]
Convertible Note Payable, Remaining Borrowing Capacity		$ 30,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.0035	$ 0.0035											$ 0.01		$ 0.25
Three Separate Convertible Drawdown Notes, Common Stock, Conversion Basis per Note (in Dollars per share)	$ 5,714,286	$ 5,714,286
Three Separate Convertible Drawdown Notes Amount Draw from Each Note		20,000
Three Separate Convertible Drawdown Notes, Loss on Conversion (in Dollars)	43,470	43,570			43,470
Three Separate Convertible Drawdown Notes		60,000											50,000
Gains (Losses) on Extinguishment of Debt		1,473	200,751	151		200,751	114,777	599	10,000	(24,552)	43,470	18,918
Loans Payable						105,000		10,000		105,000
Interest Expense, Debt						151			151	9,178
Professional Fees Settled for Lessor Amount									40,000
Extinguishment of Debt, Amount					43,470				15,000	(24,552)		18,918
Extinguishment of Debt, Former Officer							14,965			14,965
Management Fee Owed to Former Officer							24,965							24,965
Notes Payable						$ 200,600				$ 200,600				$ 200,600		$ 10,000